Sparrow Funds

Sparrow Growth Fund

Supplement dated February 2, 2009 to the Prospectus dated January 2, 2009

Effective January 31, 2009, Mutual Shareholder Services, LLC is the transfer agent and fund accountant to the Sparrow Growth Fund.

Accordingly, all references to Unified Fund Services, Inc. are replaced with references to Mutual Shareholder Services, LLC.  In addition, all references to P.O. Box 6110, Indianapolis, Indiana 46206-6110 and 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208 are replaced with references to 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.  All references to the Fund’s administrator are deleted.

All purchase and redemption requests sent by mail must be sent to:

Sparrow Growth Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147-4403

This Supplement and the existing Prospectus dated January 2, 2009 provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information dated January 2, 2009 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-888-727-3301.

Sparrow Funds

Sparrow Growth Fund

Supplement dated February 2, 2009 to the Statement of Additional Information dated January 2, 2009

Effective January 31, 2009, Mutual Shareholder Services, LLC is the transfer agent and fund accountant to the Sparrow Growth Fund.

Accordingly, all references to Unified Fund Services, Inc. are replaced with references to Mutual Shareholder Services, LLC.  In addition, all references to P.O. Box 6110, Indianapolis, Indiana 46206-6110 and 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208 are replaced with references to 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147. All references to the Fund’s administrator are deleted.

In addition, the following heading and paragraphs replace the “TRANSFER AGENT, ADMINISTRATOR AND FUND ACCOUNTING AGENT” heading and paragraphs under such heading in the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES” in the Fund’s current Statement of Additional Information:

Transfer Agent and Fund Accounting Agent

Mutual Shareholder Services, LLC (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, acts as the transfer agent (“Transfer Agent”) for the Fund.  MSS maintains the records of the shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  MSS receives an annual fee from the Trust of $11.50 per shareholder (subject to a minimum monthly fee of $775.00 per Fund) for these transfer agency services.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant (“Fund Accounting Agent”), MSS receives monthly fee of $500  in addition to an annual fee from the Trust based on the average value of the Fund.  These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, from $150 million to $200 million in assets the annual fee is $59,250, from $200 million to $300 million in assets the annual fee is $59,250 plus 0.01% on assets greater than $200 million and for assets above $300 million, the annual fee is $59,250 plus 0 .005% on assets greater than $300 million.

The Trust will receive a discount ranging from 10-50% depending on the net assets of each Trust until the Trust reaches $10 million in assets.

Prior to January 31, 2009, Unified Fund Services, Inc. provided transfer agency, fund accounting and administration services to the Fund.   Unified received the following amounts for its services as administrator in the years indicated in the table below:

Fiscal Year Ended August 31, 2008	Fiscal Year Ended August 31, 2007	Fiscal Year Ended August 31, 2006
$126,337*	$33,950	$ 25,750

*This amount represents fees received by Unified Fund Services, Inc. for its services as transfer agent, fund accountant, and fund administrator.

This Supplement and the existing Statement of Additional Information dated January 2, 2009 provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information dated January 2, 2009 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-888-727-3301.